Restricted Net Assets - Additional Information (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2021 CNY (¥)
Receivables [Abstract]
Percentage of income after tax to reserve	10.00%
Percentage of surplus reserve fund of registered capital	50.00%
Group entities and VIEs subsidiary restricted amount	¥ 1,048,079
Percentage of restricted net assets of subsidiary exceeding consolidated net assets.	25.00%